LVIP JPMorgan Retirement Income Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–62.69%
Equity Funds–17.46%
✧JPMorgan Equity Index Fund	650,288	$ 33,223,242
✧JPMorgan Realty Income Fund	288,894	3,593,842
✧JPMorgan Small Cap Equity Fund	27,976	1,585,109
✧JPMorgan Small Cap Growth Fund	34,973	885,517
✧JPMorgan Small Cap Value Fund	43,134	874,754
		40,162,464
Fixed Income Funds–29.68%
JPMorgan BetaBuilders MSCI US REIT ETF	7,167	515,666
✧JPMorgan Corporate Bond Fund	1,081,162	11,644,110
✧JPMorgan Floating Rate Income Fund	1,521,209	13,067,185
✧JPMorgan High Yield Fund	3,718,688	25,324,269
✧JPMorgan Inflation Managed Bond Fund	1,673,917	17,693,304
		68,244,534
International Equity Funds–10.30%
✧JPMorgan Emerging Markets Equity Fund	216,065	7,821,552
✧JPMorgan International Advantage Fund	102,912	1,901,824
✧JPMorgan International Equity Fund	458,615	8,034,930
✧JPMorgan International Research Enhanced Equity Fund	355,444	5,935,918
		23,694,224
Money Market Funds–5.25%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.24%)	10,922,616	10,930,261
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	1,139,780	1,139,780
		12,070,041
Total Investment Companies (Cost $135,609,667)		144,171,263

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.62%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	12,354	$ 12,656
Series 2009-100 PN 5.00% 11/25/39	288,098	309,260
Series 2011-112 PB 4.00% 11/25/41	860,000	962,503
Series 2011-52 KB 5.50% 6/25/41	650,000	755,447
Series 2011-55 BZ 3.50% 6/25/41	436,489	481,965
•Series 2011-86 NF 0.70% (LIBOR01M + 0.55%) 9/25/41	157,218	159,437
*•Series 2012-122 SD 5.95% (6.10% minus LIBOR01M) 11/25/42	161,337	29,774
Series 2012-14 Z 4.00% 3/25/42	824,168	914,567
Series 2012-54 WG 3.50% 1/25/41	106,203	108,636
*Series 2012-98 MI 3.00% 8/25/31	121,981	5,881
*Series 2013-55 AI 3.00% 6/25/33	183,975	17,448
•Series 2013-57 FN 0.50% (LIBOR01M + 0.35%) 6/25/43	87,003	87,558
*Series 2013-7 EI 3.00% 10/25/40	75,396	4,012
Series 2014-19 Z 4.50% 4/25/44	595,873	722,872
Series 2015-40 GZ 3.50% 5/25/45	81,933	89,338
Series 2015-89 AZ 3.50% 12/25/45	28,416	32,913
*•Series 2015-95 SH 5.85% (6.00% minus LIBOR01M) 1/25/46	142,827	26,799
*Series 2016-50 IB 3.00% 2/25/46	62,445	5,881
*•Series 2016-55 SK 5.85% (6.00% minus LIBOR01M) 8/25/46	124,911	30,186
*•Series 2016-62 SA 5.85% (6.00% minus LIBOR01M) 9/25/46	250,680	62,720
*•Series 2016-74 GS 5.85% (6.00% minus LIBOR01M) 10/25/46	59,642	14,990
*Series 2017-12 JI 3.50% 5/25/40	51,990	3,127
Series 2019-65 PA 2.50% 5/25/48	636,332	662,765
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	155,861	$ 174,651
Series 3843 PZ 5.00% 4/15/41	959,857	1,163,447
Series 3893 PU 4.00% 7/15/41	716,447	786,844
Series 3939 BZ 4.50% 6/15/41	545,771	601,431
•Series 3984 DF 0.70% (LIBOR01M + 0.55%) 1/15/42	140,173	142,426
Series 4065 DE 3.00% 6/15/32	40,000	43,086
*Series 4109 AI 3.00% 7/15/31	230,260	11,433
*Series 4161 IM 3.50% 2/15/43	43,942	6,590
*Series 4181 DI 2.50% 3/15/33	73,883	5,700
*•Series 4184 GS 5.97% (6.12% minus LIBOR01M) 3/15/43	125,566	26,811
Series 4219 AB 3.50% 1/15/43	265,976	278,857
•Series 4286 VF 0.60% (LIBOR01M + 0.45%) 12/15/43	106,090	107,121
*Series 4342 CI 3.00% 11/15/33	42,205	2,514
Series 4457 KZ 3.00% 4/15/45	131,736	136,929
*•Series 4494 SA 6.03% (6.18% minus LIBOR01M) 7/15/45	41,981	8,654
*Series 4543 HI 3.00% 4/15/44	61,942	3,915
*•Series 4594 SG 5.85% (6.00% minus LIBOR01M) 6/15/46	361,426	88,538
Series 4614 HB 2.50% 9/15/46	101,000	107,301
*•Series 4618 SA 5.85% (6.00% minus LIBOR01M) 9/15/46	79,945	19,218
Series 4623 LZ 2.50% 10/15/46	95,940	101,407
Series 4623 MW 2.50% 10/15/46	105,000	114,636
*Series 4625 BI 3.50% 6/15/46	185,610	16,842
*•Series 4631 GS 5.85% (6.00% minus LIBOR01M) 11/15/46	224,508	44,987
*•Series 4648 SA 5.85% (6.00% minus LIBOR01M) 1/15/47	165,629	34,147
*•Freddie Mac Strips
Series 267 S5 5.85% (6.00% minus LIBOR01M) 8/15/42	135,814	23,721
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 299 S1 5.85% (6.00% minus LIBOR01M) 1/15/43	102,645	$ 17,511
Series 326 S2 5.80% (5.95% minus LIBOR01M) 3/15/44	75,398	13,595
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	43,202	53,036
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	42,169
Series 2013-113 AZ 3.00% 8/20/43	306,635	327,249
Series 2013-113 LY 3.00% 5/20/43	29,000	31,622
*Series 2015-142 AI 4.00% 2/20/44	23,880	1,038
Series 2015-64 GZ 2.00% 5/20/45	114,584	117,270
*Series 2015-74 CI 3.00% 10/16/39	109,526	6,748
*•Series 2016-108 SK 5.89% (6.05% minus LIBOR01M) 8/20/46	199,006	42,693
Series 2016-111 PB 2.50% 8/20/46	97,000	105,844
*Series 2016-116 GI 3.50% 11/20/44	230,285	20,948
*Series 2016-118 DI 3.50% 3/20/43	246,252	23,277
*•Series 2016-120 AS 5.94% (6.10% minus LIBOR01M) 9/20/46	203,663	45,316
*•Series 2016-120 NS 5.94% (6.10% minus LIBOR01M) 9/20/46	282,584	64,624
*•Series 2016-121 JS 5.94% (6.10% minus LIBOR01M) 9/20/46	202,095	45,038
Series 2016-134 MW 3.00% 10/20/46	16,000	17,095
Series 2016-156 PB 2.00% 11/20/46	61,000	61,992
*Series 2016-160 GI 3.50% 11/20/46	166,547	24,482
*Series 2016-163 MI 3.50% 11/20/46	55,682	1,060
*Series 2016-163 XI 3.00% 10/20/46	79,037	6,055
Total Agency Collateralized Mortgage Obligations (Cost $10,170,207)		10,620,603

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.08%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	$ 310,000
•Series 2017-M8 A2 3.06% 5/25/27	555,000	626,109
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	385,542
♦Series K067 A2 3.19% 7/25/27	637,000	726,674
♦Series K725 A2 3.00% 1/25/24	185,000	198,431
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,321,903
♦•Series KS03 A4 3.16% 5/25/25	150,000	161,688
•FREMF Mortgage Trust
Series 2011-K10 B 4.68% 11/25/49	60,000	59,946
Series 2011-K12 B 4.50% 1/25/46	115,000	115,439
Series 2011-K14 B 5.35% 2/25/47	70,000	71,263
Series 2011-K15 B 5.13% 8/25/44	15,000	15,164
Series 2012-K18 B 4.38% 1/25/45	85,000	87,668
Series 2012-K22 B 3.81% 8/25/45	150,000	155,700
Series 2013-K29 C 3.60% 5/25/46	295,000	308,170
Series 2013-K32 B 3.65% 10/25/46	110,000	116,542
Series 2013-K33 B 3.61% 8/25/46	120,000	127,525
Total Agency Commercial Mortgage-Backed Securities (Cost $4,441,958)		4,787,764
AGENCY MORTGAGE-BACKED SECURITIES–3.62%
Fannie Mae
2.53% 7/1/26	133,406	142,146
2.60% 9/1/28	294,976	326,558
2.64% 2/1/23	450,000	467,428
3.16% 12/1/26	486,636	545,150
3.17% 1/1/27	292,595	328,897
•3.18% 9/1/27	423,349	478,556
3.77% 12/1/25	661,339	748,569
3.88% 12/1/28	395,000	470,419
•Fannie Mae ARM
2.62% (LIBOR12M + 1.83%) 8/1/35	716	721
2.89% (LIBOR12M + 1.60%) 7/1/45	25,031	26,270
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
3.17% (LIBOR12M + 1.53%) 3/1/44	74,420	$ 77,625
Fannie Mae S.F. 30 yr
2.00% 8/1/50	743,513	768,751
3.50% 7/1/42	601,356	659,612
3.50% 7/1/46	448,533	491,910
4.00% 7/1/45	295,239	325,103
5.50% 11/1/34	2,933	3,441
5.50% 4/1/37	69,411	80,593
5.50% 8/1/37	11,386	13,407
5.50% 3/1/38	14,036	16,312
5.50% 6/1/39	27,575	32,024
5.50% 7/1/40	30,721	35,700
5.50% 5/1/44	679,245	799,473
6.00% 9/1/36	14,246	16,849
6.00% 12/1/36	3,001	3,525
6.00% 6/1/37	1,767	2,088
6.00% 9/1/38	9,114	10,686
6.00% 11/1/38	7,341	8,835
6.00% 10/1/39	105,516	124,872
6.00% 11/1/40	4,957	5,884
7.50% 6/1/31	3,672	4,320
Federal National Mortgage Association 3.50% 4/1/35	385,668	420,051
•Freddie Mac ARM
2.57% (LIBOR12M + 1.63%) 10/1/46	82,816	86,661
2.93% (LIBOR12M + 1.63%) 10/1/45	49,016	51,454
3.14% (LIBOR12M + 1.62%) 3/1/46	49,214	51,458
Freddie Mac S.F. 30 yr
4.00% 4/1/45	170,674	185,402
5.00% 6/1/36	55,300	63,618
5.50% 3/1/34	3,961	4,663
5.50% 12/1/34	3,642	4,291
5.50% 12/1/35	3,450	4,066
5.50% 8/1/40	8,185	9,446
5.50% 6/1/41	38,587	45,311
6.00% 2/1/36	7,490	8,877
6.00% 3/1/36	10,875	12,884
6.00% 8/1/38	11,366	13,334
6.00% 5/1/40	18,519	21,942
6.50% 4/1/39	18,977	21,898
7.00% 11/1/33	637	746
GNMA I S.F. 30 yr
5.50% 2/15/41	24,836	28,884
7.00% 12/15/34	34,019	40,166
GNMA II S.F. 30 yr
5.50% 5/20/37	14,695	16,898
5.50% 4/20/40	7,770	8,783
6.00% 2/20/39	18,228	20,594
6.00% 10/20/39	59,533	68,461
6.00% 2/20/40	59,357	68,255

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 4/20/46	20,949	$ 24,105
6.50% 10/20/39	28,269	32,558
Total Agency Mortgage-Backed Securities (Cost $7,907,974)		8,330,530
CORPORATE BONDS–11.04%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	65,998
		65,998
Aerospace & Defense–0.20%
L3Harris Technologies 3.85% 12/15/26	80,000	91,973
Lockheed Martin
1.85% 6/15/30	80,000	83,213
2.80% 6/15/50	50,000	51,937
Raytheon Technologies 4.63% 11/16/48	175,000	227,548
		454,671
Agriculture–0.13%
Bunge Limited Finance 1.63% 8/17/25	10,000	10,042
Reynolds American
4.45% 6/12/25	70,000	78,758
5.85% 8/15/45	170,000	206,053
		294,853
Airlines–0.02%
♦American Airlines Pass Through Trust 3.38% 11/1/28	60,190	49,493
		49,493
Auto Manufacturers–0.24%
Cummins 2.60% 9/1/50	65,000	63,595
Daimler Finance North America 3.45% 1/6/27	215,000	233,425
Toyota Motor Credit 2.15% 2/13/30	240,000	252,766
		549,786
Banks–2.37%
Bank of America
μ2.46% 10/22/25	220,000	231,993
μ3.12% 1/20/23	180,000	185,832
4.18% 11/25/27	275,000	315,387
μ4.44% 1/20/48	240,000	310,624
Bank of Nova Scotia 3.40% 2/11/24	125,000	135,785
Citigroup
3.20% 10/21/26	49,000	54,029
μ3.35% 4/24/25	115,000	124,401
8.13% 7/15/39	150,000	261,495
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group 4.30% 12/3/25	160,000	$ 184,755
Cooperatieve Rabobank 3.75% 7/21/26	250,000	278,366
Credit Suisse Group 4.28% 1/9/28	250,000	283,654
Fifth Third Bancorp 3.65% 1/25/24	50,000	54,496
Goldman Sachs Group
3.85% 1/26/27	80,000	89,889
5.15% 5/22/45	200,000	259,858
Lloyds Banking Group 3.00% 1/11/22	200,000	205,773
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	276,019
Morgan Stanley
3.95% 4/23/27	265,000	299,374
4.00% 7/23/25	340,000	383,640
Northern Trust 1.95% 5/1/30	60,000	62,418
Santander UK 3.57% 1/10/23	200,000	206,322
Societe Generale 2.63% 1/22/25	200,000	206,347
US Bancorp 1.38% 7/22/30	250,000	248,066
Wells Fargo & Co.
3.07% 1/24/23	180,000	185,650
μ3.07% 4/30/41	105,000	108,942
4.75% 12/7/46	175,000	218,290
Westpac Banking 2.35% 2/19/25	260,000	277,407
		5,448,812
Beverages–0.21%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	313,643
4.95% 1/15/42	105,000	129,150
Coca-Cola 1.45% 6/1/27	25,000	25,772
		468,565
Biotechnology–0.02%
Amgen 2.20% 2/21/27	20,000	21,098
Biogen 2.25% 5/1/30	25,000	25,499
		46,597
Building Materials–0.07%
Martin Marietta Materials
3.45% 6/1/27	75,000	83,157
3.50% 12/15/27	75,000	84,253
		167,410
Chemicals–0.12%
Celanese US Holdings 3.50% 5/8/24	5,000	5,381
Mosaic 4.25% 11/15/23	70,000	75,969
Nutrien 3.38% 3/15/25	145,000	160,079

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrition & Biosciences 1.83% 10/15/27	35,000	$ 35,149
		276,578
Commercial Services–0.03%
Moody's 3.25% 5/20/50	60,000	64,080
		64,080
Computers–0.14%
Apple
3.45% 2/9/45	130,000	154,035
3.85% 5/4/43	135,000	168,061
		322,096
Diversified Financial Services–0.56%
AerCap Ireland Capital 3.15% 2/15/24	180,000	178,485
Air Lease
2.88% 1/15/26	76,000	74,669
3.25% 3/1/25	185,000	188,281
Avolon Holdings Funding 5.50% 1/15/26	220,000	220,849
BlackRock 1.90% 1/28/31	160,000	165,910
Capital One Financial 3.75% 3/9/27	80,000	88,786
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	211,368
ORIX
3.25% 12/4/24	30,000	32,519
3.70% 7/18/27	110,000	124,097
		1,284,964
Electric–0.86%
AEP Texas 3.45% 1/15/50	170,000	185,318
Avangrid 3.80% 6/1/29	85,000	98,123
Berkshire Hathaway Energy 3.70% 7/15/30	155,000	181,997
CenterPoint Energy 2.95% 3/1/30	95,000	104,020
Dominion Energy 3.90% 10/1/25	160,000	181,708
Duke Energy 2.65% 9/1/26	155,000	167,736
Duke Energy Indiana 3.25% 10/1/49	10,000	11,133
Duquesne Light Holdings 3.62% 8/1/27	95,000	101,427
Entergy Louisiana 2.90% 3/15/51	5,000	5,251
Entergy Texas 4.00% 3/30/29	20,000	23,429
Exelon 3.50% 6/1/22	150,000	156,891
Fortis 3.06% 10/4/26	50,000	54,632
ITC Holdings 2.95% 5/14/30	80,000	85,969
Metropolitan Edison 4.00% 4/15/25	125,000	138,587
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings 2.25% 6/1/30	65,000	$ 67,645
Pennsylvania Electric 3.60% 6/1/29	85,000	95,444
Public Service Co. of Colorado 3.20% 3/1/50	145,000	164,552
Public Service Enterprise Group 1.60% 8/15/30	60,000	59,006
Wisconsin Public Service 3.30% 9/1/49	90,000	100,311
		1,983,179
Electronics–0.07%
Arrow Electronics 3.25% 9/8/24	96,000	103,644
Roper Technologies 3.80% 12/15/26	55,000	63,460
		167,104
Environmental Control–0.04%
Republic Services 1.45% 2/15/31	85,000	83,761
		83,761
Food–0.09%
Kroger 4.45% 2/1/47	170,000	208,932
		208,932
Gas–0.22%
APT Pipelines 4.20% 3/23/25	90,000	99,312
Atmos Energy 4.15% 1/15/43	100,000	124,235
NiSource 3.95% 3/30/48	150,000	174,050
Southern California Gas 4.30% 1/15/49	85,000	108,047
		505,644
Health Care Products–0.09%
Abbott Laboratories 4.90% 11/30/46	145,000	203,994
		203,994
Health Care Services–0.15%
Anthem
3.70% 8/15/21	70,000	71,405
4.10% 3/1/28	55,000	63,927
HCA 4.75% 5/1/23	85,000	92,719
Quest Diagnostics 2.95% 6/30/30	40,000	43,662
UnitedHealth Group 2.00% 5/15/30	75,000	78,364
		350,077
Insurance–0.45%
Aflac 2.88% 10/15/26	90,000	99,206

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American Financial Group 3.50% 8/15/26	95,000	$ 102,823
American International Group
3.40% 6/30/30	115,000	126,856
3.88% 1/15/35	45,000	51,720
Athene Global Funding
2.75% 6/25/24	75,000	78,189
3.00% 7/1/22	105,000	108,424
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	223,955
μManulife Financial 4.06% 2/24/32	90,000	97,379
μPrudential Financial 5.38% 5/15/45	140,000	151,110
		1,039,662
Internet–0.04%
Alphabet 2.25% 8/15/60	90,000	84,823
		84,823
Machinery Diversified–0.01%
Xylem 2.25% 1/30/31	20,000	21,189
		21,189
Media–0.42%
Charter Communications Operating 4.80% 3/1/50	75,000	85,721
Comcast
3.25% 11/1/39	85,000	94,069
3.38% 2/15/25	317,000	350,849
4.50% 1/15/43	115,000	146,829
Discovery Communications
2.95% 3/20/23	22,000	23,175
3.63% 5/15/30	155,000	172,274
ViacomCBS 4.20% 6/1/29	80,000	92,368
		965,285
Mining–0.08%
Glencore Funding 1.63% 9/1/25	170,000	168,111
Newcrest Finance Pty 3.25% 5/13/30	15,000	16,351
		184,462
Miscellaneous Manufacturing–0.11%
General Electric 6.75% 3/15/32	90,000	113,135
Parker-Hannifin 3.30% 11/21/24	15,000	16,452
Textron 4.00% 3/15/26	115,000	126,561
		256,148
Oil & Gas–0.49%
BP Capital Markets America
3.22% 4/14/24	80,000	86,265
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets America (continued)
3.63% 4/6/30	185,000	$ 212,378
CNOOC Petroleum North America 5.88% 3/10/35	125,000	178,657
Concho Resources 2.40% 2/15/31	85,000	81,222
Husky Energy 4.40% 4/15/29	85,000	88,622
Noble Energy 3.25% 10/15/29	80,000	88,402
Shell International Finance 4.38% 5/11/45	175,000	213,119
Suncor Energy 6.50% 6/15/38	65,000	83,098
Total Capital International 3.46% 2/19/29	85,000	97,649
		1,129,412
Oil & Gas Services–0.13%
Baker Hughes a GE Co. 4.49% 5/1/30	145,000	164,976
Halliburton 3.80% 11/15/25	11,000	11,915
Schlumberger Finance Canada 1.40% 9/17/25	25,000	25,131
Schlumberger Holdings 4.30% 5/1/29	85,000	94,310
		296,332
Pharmaceuticals–0.63%
AbbVie
3.80% 3/15/25	85,000	94,319
4.25% 11/21/49	120,000	141,738
Becton Dickinson and Co. 2.82% 5/20/30	155,000	167,040
Bristol-Myers Squibb
3.25% 8/15/22	75,000	79,011
4.13% 6/15/39	155,000	194,743
CVS Health 3.88% 7/20/25	350,000	394,595
Mead Johnson Nutrition 4.13% 11/15/25	80,000	92,430
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	116,758
3.20% 9/23/26	85,000	94,490
Zoetis 2.00% 5/15/30	70,000	72,047
		1,447,171
Pipelines–0.43%
Boardwalk Pipelines
3.40% 2/15/31	15,000	14,692
4.95% 12/15/24	75,000	82,332
Cameron LNG 3.30% 1/15/35	15,000	16,908
Enbridge 4.25% 12/1/26	90,000	103,203
Energy Transfer Operating 4.25% 3/15/23	155,000	161,151
Enterprise Products Operating 5.10% 2/15/45	185,000	215,040
Kinder Morgan 3.25% 8/1/50	45,000	40,639

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX 4.13% 3/1/27	135,000	$ 149,052
ONEOK
3.40% 9/1/29	125,000	122,614
5.20% 7/15/48	45,000	43,303
Sunoco Logistics Partners Operations 5.35% 5/15/45	45,000	41,767
		990,701
Real Estate Investment Trusts–1.03%
Alexandria Real Estate Equities 1.88% 2/1/33	205,000	200,042
American Campus Communities Operating Partnership LP 2.85% 2/1/30	30,000	30,366
American Tower
3.80% 8/15/29	65,000	74,403
4.40% 2/15/26	100,000	114,068
AvalonBay Communities 3.20% 1/15/28	75,000	83,409
Boston Properties 3.40% 6/21/29	85,000	92,421
Crown Castle International 5.25% 1/15/23	75,000	82,407
ERP Operating 3.00% 7/1/29	155,000	170,665
Healthcare Trust of America Holdings
2.00% 3/15/31	45,000	44,051
3.10% 2/15/30	153,000	164,490
Healthpeak Properties
3.40% 2/1/25	75,000	82,065
4.20% 3/1/24	100,000	110,085
Host Hotels & Resorts
3.75% 10/15/23	45,000	46,422
3.88% 4/1/24	40,000	41,465
Life Storage 4.00% 6/15/29	10,000	11,350
LifeStorage 3.50% 7/1/26	75,000	83,235
Mid-America Apartments
1.70% 2/15/31	25,000	24,596
3.95% 3/15/29	40,000	46,287
National Retail Properties 3.50% 10/15/27	125,000	133,116
Prologis
1.25% 10/15/30	60,000	58,511
3.25% 10/1/26	40,000	45,214
Realty Income
3.25% 1/15/31	20,000	22,042
3.88% 7/15/24	35,000	38,634
4.13% 10/15/26	40,000	46,412
Scentre Group 3.63% 1/28/26	160,000	171,298
SITE Centers 4.25% 2/1/26	75,000	80,285
UDR
3.10% 11/1/34	20,000	21,626
3.20% 1/15/30	22,000	24,359
3.50% 7/1/27	28,000	30,804
4.00% 10/1/25	55,000	61,663
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership 4.60% 2/6/24	35,000	$ 37,543
Welltower 4.25% 4/15/28	90,000	101,870
		2,375,204
Retail–0.44%
Alimentation Couche-Tard 3.55% 7/26/27	85,000	95,090
AutoZone 1.65% 1/15/31	105,000	103,178
Dollar General 3.88% 4/15/27	145,000	166,359
Lowe's 2.50% 4/15/26	175,000	189,705
O'Reilly Automotive 1.75% 3/15/31	75,000	74,072
Starbucks 4.45% 8/15/49	175,000	212,169
TJX Companies 4.50% 4/15/50	130,000	167,457
		1,008,030
Semiconductors–0.06%
QUALCOMM 4.65% 5/20/35	105,000	141,005
		141,005
Software–0.24%
Fidelity National Information Services 3.75% 5/21/29	10,000	11,761
Microsoft
2.53% 6/1/50	26,000	27,123
3.50% 2/12/35	180,000	222,556
4.10% 2/6/37	44,000	57,087
Oracle 4.50% 7/8/44	185,000	232,999
		551,526
Telecommunications–0.56%
AT&T
3.10% 2/1/43	55,000	53,656
3.30% 2/1/52	140,000	130,272
3.50% 9/15/53	310,000	302,013
Telefonica Emisiones 5.21% 3/8/47	150,000	177,890
T-Mobile USA 2.05% 2/15/28	210,000	214,628
Verizon Communications
4.27% 1/15/36	85,000	104,691
5.25% 3/16/37	140,000	193,585
Vodafone Group 5.00% 5/30/38	83,000	103,296
		1,280,031
Transportation–0.12%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	180,242
JB Hunt Transport Services 3.88% 3/1/26	85,000	98,149
		278,391

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.10%
Aviation Capital Group 4.88% 10/1/25	80,000	$ 78,729
Penske Truck Leasing 4.20% 4/1/27	140,000	156,884
		235,613
Water–0.04%
American Water Capital 2.95% 9/1/27	85,000	93,976
		93,976
Total Corporate Bonds (Cost $23,370,957)		25,375,555
NON-AGENCY ASSET-BACKED SECURITIES–2.57%
AmeriCredit Automobile Receivables Trust
Series 2017-1 C 2.71% 8/18/22	357,838	360,869
Series 2017-2 C 2.97% 3/20/23	1,325,000	1,346,807
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	305,164
Series 2018-2 A3 2.98% 1/17/23	229,350	232,773
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	8,388	8,396
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	77,011	77,314
•Discover Card Execution Note Trust Series 2017-A1 A1 0.64% (LIBOR01M + 0.49%) 7/15/24	185,000	185,752
Drive Auto Receivables Trust
Series 2018-4 C 3.66% 11/15/24	161,792	163,811
Series 2018-5 B 3.68% 7/15/23	476,440	479,129
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	508	508
Flagship Credit Auto Trust Series 2018-2 B 3.56% 5/15/23	625,000	636,299
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	328,753
FREED TRUST Series 2018-2 A 3.99% 10/20/25	28,166	28,197
GLS Auto Receivables Issuer Trust Series 2020-1A A 2.17% 2/15/24	218,715	221,253
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	68,016	$ 70,404
Series 2016-3A A1 3.08% 9/20/42	74,831	75,865
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	343,259	347,173
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	22,441	22,465
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	622,646
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	23,334	23,539
Series 2015-6 A1B 2.75% 4/25/55	35,175	35,780
Series 2016-1 A1B 2.75% 2/25/55	18,390	18,668
Series 2016-2 A1 3.00% 8/25/55	29,808	30,629
Series 2016-3 A1 2.25% 4/25/56	29,579	29,935
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	113,315	114,606
Series 2018-1A B 3.58% 12/20/31	146,566	145,238
Total Non-Agency Asset-Backed Securities (Cost $5,848,497)		5,911,973
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.35%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	45,765	47,943
Series 2014-2 B2 3.40% 6/25/29	45,765	47,536
Series 2014-IVR6 2A4 2.50% 7/25/44	83,714	82,373
Series 2015-4 B1 3.62% 6/25/45	85,333	91,290
Series 2015-4 B2 3.62% 6/25/45	85,333	89,313
Series 2015-6 B1 3.58% 10/25/45	85,764	90,960
Series 2015-6 B2 3.58% 10/25/45	85,764	89,353
Series 2016-4 B1 3.87% 10/25/46	89,136	94,807
Series 2016-4 B2 3.87% 10/25/46	90,549	95,187

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	45,105	$ 48,129
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	22,486	22,935
Total Non-Agency Collateralized Mortgage Obligations (Cost $756,637)		799,826
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.14%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	389,696
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	219,091
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	118,179
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	102,544
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	212,873
Series 2015-GC27 A5 3.14% 2/10/48	215,000	232,465
Series 2016-P3 A4 3.33% 4/15/49	145,000	159,518
Series 2016-P5 A4 2.94% 10/10/49	130,000	141,545
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	185,333
Series 2013-WWP A2 3.42% 3/10/31	100,000	104,468
Series 2014-CR19 A5 3.80% 8/10/47	100,000	109,800
Series 2014-CR20 AM 3.94% 11/10/47	340,000	368,522
Series 2015-3BP A 3.18% 2/10/35	400,000	426,406
Series 2015-CR23 A4 3.50% 5/10/48	135,000	148,385
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	275,982
Series 2016-C3 A5 2.89% 8/10/49	160,000	174,265
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.79% 11/10/46	300,000	300,535
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	$ 1,196,716
Series 2014-GRCE B 3.52% 6/10/28	200,000	200,598
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	116,981
Series 2017-GS5 A4 3.67% 3/10/50	210,000	239,595
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	161,577
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	250,149
Series 2015-C33 A4 3.77% 12/15/48	340,000	383,089
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	301,950
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	124,664
Series 2015-JP1 A5 3.91% 1/15/49	130,000	147,170
Series 2016-JP2 A4 2.82% 8/15/49	310,000	336,160
Series 2016-JP2 AS 3.06% 8/15/49	210,000	223,498
•Series 2016-JP3 B 3.40% 8/15/49	60,000	59,218
Series 2016-WIKI A 2.80% 10/5/31	75,000	74,546
Series 2016-WIKI B 3.20% 10/5/31	115,000	111,860
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	146,958
Series 2015-C23 A4 3.72% 7/15/50	440,000	486,312
Series 2015-C26 A5 3.53% 10/15/48	140,000	155,568
Series 2016-C29 A4 3.33% 5/15/49	130,000	143,820
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	278,278
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	218,725
*•Series 2017-RB1 XA 1.40% 3/15/50	1,431,431	92,519
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	130,000	134,183

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	260,000	$ 272,601
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,202,636)		9,526,342
U.S. TREASURY OBLIGATIONS–9.10%
U.S. Treasury Bonds
2.25% 8/15/46	1,765,000	2,084,286
2.50% 5/15/46	1,115,000	1,377,504
2.88% 8/15/45	1,240,000	1,629,098
3.88% 8/15/40	775,000	1,147,091
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,292,041
1.63% 11/15/22	2,000,000	2,062,578
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 5/15/26	1,540,000	$ 1,649,605
1.75% 3/31/22	1,500,000	1,536,094
1.75% 5/15/22	510,000	523,308
2.00% 5/31/21	700,000	708,641
2.00% 11/15/21	1,500,000	1,530,879
∞2.50% 1/31/21	2,909,000	2,931,499
2.75% 5/31/23	52,000	55,587
2.88% 5/31/25	148,000	165,945
2.88% 5/15/28	750,000	882,363
≠United States Treasury Coupon Strip 3.55% 2/15/33	1,540,000	1,357,121
Total U.S. Treasury Obligations (Cost $18,720,883)		20,933,640

TOTAL INVESTMENTS–100.21% (Cost $216,029,416)	230,457,496
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(479,302)
NET ASSETS APPLICABLE TO 17,990,094 SHARES OUTSTANDING–100.00%	$229,978,194

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(29)	Euro-Bund	$(5,933,862)	$(5,905,266)	12/8/20	$—	$(28,596)
90	U.S. Treasury 10 yr Notes	12,557,812	12,525,728	12/21/20	32,084	—
					32,084	(28,596)
Equity Contracts:
(48)	Dow Jones U.S. Real Estate Index	(1,504,800)	(1,533,440)	12/18/20	28,640	—
69	E-mini MSCI EAFE Index	6,393,540	6,567,358	12/18/20	—	(173,818)
50	E-mini MSCI Emerging Markets Index	2,721,250	2,741,999	12/18/20	—	(20,749)
27	E-mini Russell 2000 Index	2,030,940	2,010,687	12/18/20	20,253	—
9	E-mini S&P 500 Index	1,508,400	1,495,566	12/18/20	12,834	—
25	E-mini S&P MidCap 400 Index	4,639,750	4,622,741	12/18/20	17,009	—
44	Euro STOXX 50 Index	1,647,714	1,707,440	12/18/20	—	(59,726)
(28)	FTSE 100 Index	(2,110,521)	(2,165,656)	12/18/20	55,135	—
					133,871	(254,293)
Total Futures Contracts					$165,955	$(282,889)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$10,620,603	$—	$10,620,603
Agency Commercial Mortgage-Backed Securities	—	4,787,764	—	4,787,764
Agency Mortgage-Backed Securities	—	8,330,530	—	8,330,530
Corporate Bonds	—	25,375,555	—	25,375,555
Non-Agency Asset-Backed Securities	—	5,911,973	—	5,911,973
Non-Agency Collateralized Mortgage Obligations	—	799,826	—	799,826
Non-Agency Commercial Mortgage-Backed Securities	—	9,526,342	—	9,526,342
U.S. Treasury Obligations	—	20,933,640	—	20,933,640
Investment Companies	144,171,263	—	—	144,171,263
Total Investments	$144,171,263	$86,286,233	$—	$230,457,496
Derivatives:

Assets:
Futures Contracts	$165,955	$—	$—	$165,955
Liabilities:
Futures Contracts	$(282,889)	$—	$—	$(282,889)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund–13